Sep. 15, 2017

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:

Invesco Asia Pacific Growth Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary - Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Asia Pacific Region Risk (ex-Japan)” appearing under the heading “Fund
Summary - Principal Risks of Investing in the Fund”:

“Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity.”

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R6 shares of the Funds listed below:

Invesco Asia Pacific Growth Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summaries - INVESCO ASIA PACIFIC GROWTH FUND - Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Asia Pacific Region Risk (ex-Japan)” appearing under the heading “Fund Summaries - INVESCO ASIA PACIFIC GROWTH FUND - Principal Risks of Investing in the Fund”:

“Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity.”